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Paul, Hastings, Janofsky & Walker LLP

A Limited Liability Partnership Including Professional Corporations

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Telephone (415) 856-7000

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Internet: www.paulhastings.com

October 22, 2010

(415) 856-7007 davidhearth@paulhastings.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GE Funds (File Nos. 33-51308 and 811-7142)
Preliminary Proxy Statement for GE Funds

Ladies and Gentlemen:

On behalf of our client, the GE Funds, and pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, as amended, we transmit herewith for filing a preliminary proxy statement and form of proxy in connection with the Special Meeting of Shareholders (the “Special Meeting”) of the various series of the GE Funds (the “Funds”) expected to be held in December 2010.

The purposes of the Special Meeting are to seek shareholder approval of various proposals related to a proposed transaction between GE Asset Management Incorporated (“GEAM”) and Highland Funds Asset Management, L.P. (“Highland”) related to the GE Funds, including: (1) approval of a new investment management agreement between each Fund and Highland; (2) approval of new subadvisory agreements between Highland and GEAM with respect to each Fund other than GE Small-Cap Equity Fund, and with respect to the GE Small-Cap Equity Fund, new sub-advisory agreements between Highland and certain of the Fund’s existing sub-advisers; (3) election of five new trustees for the GE Funds; (4) approval of the use of a “manager of managers” arrangement whereby the investment adviser to the Funds, under certain circumstances, will be able to hire and replace sub-advisers to the Funds without obtaining shareholder approval; (5) approval of changes to certain fundamental investment policies for certain of the Funds; and (6) transaction of such other business as may properly come before the meeting and any adjourned session thereof.

U.S. Securities and Exchange Commission

October 22, 2010

It is anticipated that the proxy materials will be sent to shareholders in November 2010.

Please contact the undersigned at the number above with any comments or questions. Alternatively, you may also contact Michael Doherty at 212-497-3612 or Michael.Doherty@ropesgray.com, at Ropes & Gray, counsel to Highland.

Very truly yours,

/s/ David A. Hearth
David A. Hearth of PAUL, HASTINGS, JANOFSKY & WALKER LLP Enclosure